Commitments and contingencies - Open tax procedures - V (Details) - SUNAT.	Jan. 14, 2021 PEN (S/) installment	Jan. 05, 2021 PEN (S/) installment	Jan. 14, 2021 USD ($)	Jan. 05, 2021 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Number of equal monthly payments		66
Tax assessment value		S/ 1,505,948,000		$ 376,675,000
Percentage over the letters of guarantee amount		5.00%
Letters of guarantee outstanding, amount		S/ 1,580,126,000		$ 395,229,000
Deferred payment of tax debt | Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of equal monthly payments	66
Tax assessment value	S/ 184,922,000		$ 46,253,000
Percentage over the letters of guarantee amount	5.00%
Letters of guarantee outstanding, amount	S/ 194,398,000		$ 48,624,000